Operating Leases - Supplemental information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Leases
Cash paid for operating leases	¥ 46,008	¥ 43,190	¥ 40,840
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 38,744	¥ 81,663	¥ 38,407